Concentrations and Risks (Details)	12 Months Ended
	Dec. 31, 2020 item customer	Dec. 31, 2019 customer item	Dec. 31, 2018 item customer
Service providers | Server and bandwidth service provider
Concentrations and Risks
Total number of telecommunications service providers	87	79	49
Number of service providers provided by 10% or more of the Group's server and bandwidth service expenditure	3	2	3
Concentration risk (as a percent)	62.30%	56.30%	57.80%
Service providers | Server and bandwidth service provider | Equal to or more than
Concentrations and Risks
Threshold for disclosure of risk (as a percent)	10.00%	10.00%	10.00%
Accounts receivable | Credit risk
Concentrations and Risks
Number of distribution channel	1	1
Accounts receivable | Credit risk | Distribution channel A
Concentrations and Risks
Concentration risk (as a percent)	24.50%	24.70%
Accounts receivable | Credit risk | Equal to or more than
Concentrations and Risks
Threshold for disclosure of risk (as a percent)	10.00%	10.00%
Total net revenues | Major customers
Concentrations and Risks
Number of customers | customer	0	0	0
Total net revenues | Major customers | Equal to or more than
Concentrations and Risks
Threshold for disclosure of risk (as a percent)	10.00%	10.00%	10.00%
Total net revenues | Top 5 online games
Concentrations and Risks
Concentration risk (as a percent)	33.10%	36.80%	39.60%
Top online games	5	5	5
Total net game revenues | Mobile games
Concentrations and Risks
Concentration risk (as a percent)	71.90%	71.40%	71.00%
Short-term investments | Credit risk | Equal to or more than
Concentrations and Risks
Effective yields of short-term investments	2.00%
Short-term investments | Credit risk | Less than
Concentrations and Risks
Effective yields of short-term investments	4.25%